SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION -- December 31, 1999

ASSETS:
  Investments in mutual funds:                                 Shares      Cost      Value
                                                              ------     -------    -------
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund ("AIM1").............      37     $ 1,028    $ 1,330
        V.I. Growth Fund ("AIM2")...........................      49       1,417      1,585
        V.I. Growth and Income Fund ("AIM3")................      37       1,010      1,182
        V.I. International Equity Fund ("AIM4").............      76       1,797      2,235
    The Alger American Fund
        Growth Portfolio ("AL1")............................      18       1,000      1,179
        Income and Growth Portfolio ("AL2").................      76       1,000      1,340
        Small Capitalization Portfolio ("AL3")..............      24       1,000      1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund ("GS1")..................      75       1,001      1,191
        CORE Small Cap Equity Fund ("GS2")..................     108       1,003      1,144
        CORE US Equity Fund ("GS3").........................     119       1,577      1,665
        Growth and Income Fund ("GS4")......................      92       1,011        999
        International Equity Fund ("GS5")...................      85       1,091      1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series ("CAS").................      23       1,000      1,266
        Massachusetts Investors Trust Series ("CGS")........      27       1,000      1,033
        Emerging Growth Series ("EGS")......................     290       9,765     11,676
        Government Securities Series ("GGS")................     125       1,561      1,561
        High Yield Series ("HYS")...........................     134       1,187      1,210
        Massachusetts Investors Growth Stock
        Series ("MIS")......................................     652       9,743     10,516
        New Discovery Series ("NWD")........................      91       1,000      1,533
        Total Return Series ("TRS").........................     259       4,876      4,867
        Utilities Series ("UTS")............................      62       1,000      1,220
    OCC Accumulation Trust
        Equity Portfolio ("OP1")............................      26       1,000        972
        Mid Cap Portfolio ("OP2")...........................     104       1,028      1,206
        Small Cap Portfolio ("OP3").........................      43       1,000        966
        Managed Portfolio ("OP4")...........................      23       1,000      1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund ("SCA1")..............   1,017       1,017      1,017
        Sun Capital Investment Grade Bond Fund ("SCA2").....     187       1,771      1,747
        Sun Capital Real Estate Fund ("SCA3")...............     109       1,051        972
        Sun Capital Select Equity Fund ("SCA 4")............     100       1,000      1,264
        Sun Capital Blue Chip Mid-Cap Fund ("SCA 5")........     151       1,600      1,857
        Sun Capital Investors Foundation Fund ("SCA 6").....     100       1,002      1,122
                                                                         -------    -------
            Net Assets:...............................................   $56,536    $63,426
                                                                         =======    =======

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NET ASSETS APPLICABLE TO OWNERS OF                             Units     Unit Value    Value
DEFERRED VARIABLE ANNUITY CONTRACTS:                          --------   ----------   --------
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................     --       $13.2630    $ 1,330
        V.I. Growth Fund....................................     32        12.0173      1,585
        V.I. Growth and Income Fund.........................     --        11.7887      1,182
        V.I. International Equity Fund......................     53        14.5631      2,235
    The Alger American Fund
        Growth Portfolio....................................     --        11.7559      1,179
        Income and Growth Portfolio.........................     --        13.3516      1,340
        Small Capitalization Portfolio......................     --        13.3581      1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund..........................     --        11.8769      1,191
        CORE Small Cap Equity Fund..........................     --        11.4055      1,144
        CORE US Equity Fund.................................     52        10.9307      1,665
        Growth and Income Fund..............................     --         9.9587        999
        International Equity Fund...........................     --        12.2243      1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................     --        12.6212      1,266
        Massachusetts Investors Trust Series................     --        10.3059      1,033
        Emerging Growth Series..............................    742        15.7395     11,676
        Government Securities Series........................     56         9.9799      1,561
        High Yield Series...................................     18        10.1980      1,210
        Massachusetts Investors Growth Stock Series.........    851        12.3539     10,516
        New Discovery Series................................     --        15.2928      1,533
        Total Return Series.................................    495         9.8304      4,867
        Utilities Series....................................     --        12.1675      1,220
    OCC Accumulation Trust
        Equity Portfolio....................................     --         9.6931        972
        Mid Cap Portfolio...................................     --        12.0310      1,206
        Small Cap Portfolio.................................     --         9.6339        966
        Managed Portfolio...................................     --        10.0177      1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................     --        10.1492      1,017
        Sun Capital Investment Grade Bond Fund..............     75         9.9711      1,747
        Sun Capital Real Estate Fund........................     --         9.6829        972
        Sun Capital Select Equity Fund......................     --        12.6067      1,264
        Sun Capital Blue Chip Mid-Cap Fund..................     46        12.6740      1,857
        Sun Capital Investors Foundation Fund...............     --        11.1831      1,122
                                                                                      -------
            Net Assets:............................................................   $63,426
                                                                                      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  28        $  42        $  10        $  48        $--          $--
                                              -----        -----        -----        -----        -----        -----
 EXPENSES:
   Mortality and expense risk charges....     $--          $--          $--          $--          $--          $--
   Cost of insurance.....................     --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
   Total expenses........................     $--          $--          $--          $--          $--          $--
                                              -----        -----        -----        -----        -----        -----
       Net investment income (loss)......     $  28        $  42        $  10        $  48        $--          $--
                                              -----        -----        -----        -----        -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $--          $--          $--          $--          $--          $--
     Cost of investments sold............     --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
       Net realized gains (losses).......     $--          $--          $--          $--          $--          $--
                                              -----        -----        -----        -----        -----        -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
     Beginning of year...................     --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
                                              -----        -----        -----        -----        -----        -----
     Realized and unrealized gains
       (losses)..........................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
                                              -----        -----        -----        -----        -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 330        $ 210        $ 182        $ 486        $ 179        $ 340
                                              =====        =====        =====        =====        =====        =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               AL3          GS1          GS2          GS3          GS4
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $--          $   1        $   3        $  16        $ 11
                                              -----        -----        -----        -----        ----
 EXPENSES:
   Mortality and expense risk charges....     $--          $--          $--          $--         -$-
   Cost of insurance.....................     --           --           --           --          --
                                              -----        -----        -----        -----        ----
   Total expenses........................     $--          $--          $--          $--         -$-
                                              -----        -----        -----        -----        ----
       Net investment income (loss)......     $--          $   1        $   3        $  16        $ 11
                                              -----        -----        -----        -----        ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $--          $--          $--          $--         -$-
     Cost of investments sold............     --           --           --           --          --
                                              -----        -----        -----        -----        ----
       Net realized gains (losses).......     $--          $--          $--          $--         -$-
                                              -----        -----        -----        -----        ----
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................     $ 340        $ 190        $ 141        $  88        $(12)
     Beginning of year...................     --           --           --           --          --
                                              -----        -----        -----        -----        ----
       Change in unrealized appreciation
         (depreciation)..................     $ 340        $ 190        $ 141        $  88        $(12)
                                              -----        -----        -----        -----        ----
     Realized and unrealized gains
       (losses)..........................     $ 340        $ 190        $ 141        $  88        $(12)
                                              -----        -----        -----        -----        ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 340        $ 191        $ 144        $ 104        $ (1)
                                              =====        =====        =====        =====        ====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               GS5          CAS          CGS          EGS          GGS          HYS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  91        $--          $--         $--           $--          $--
                                              -----        -----        -----       -------       -----        -----
 EXPENSES:
   Mortality and expense risk charges....     $--          $--          $--         $    (6)      $--          $--
   Cost of insurance.....................     --           --           --             (181)      --           --
                                              -----        -----        -----       -------       -----        -----
   Total expenses........................     $--          $--          $--         $  (187)      $--          $--
                                              -----        -----        -----       -------       -----        -----
       Net investment income (loss)......     $  91        $--          $--         $  (187)      $--          $--
                                              -----        -----        -----       -------       -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $--          $--          $--         $ 1,365       $--          $--
     Cost of investments sold............     --           --           --           (1,000)      --           --
                                              -----        -----        -----       -------       -----        -----
       Net realized gains (losses).......     $--          $--          $--         $   365       $--          $--
                                              -----        -----        -----       -------       -----        -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ 135        $ 266        $  33       $ 1,911       $--          $  23
     Beginning of year...................     --           --           --           --           --           --
                                              -----        -----        -----       -------       -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $ 135        $ 266        $  33       $ 1,911       $--          $  23
                                              -----        -----        -----       -------       -----        -----
     Realized and unrealized gains
       (losses)..........................     $ 135        $ 266        $  33       $ 2,276       $--          $  23
                                              -----        -----        -----       -------       -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 226        $ 266        $  33       $ 2,089       $--          $  23
                                              =====        =====        =====       =======       =====        =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               MIS           NWD          TRS          UTS          OP1
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           ------------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $--           -$-          $--          -$-          -$-
                                             -------        ----        -------       ----         ----
 EXPENSES:
   Mortality and expense risk charges....    $    (6)      -$-          $    (2)     -$-          -$-
   Cost of insurance.....................       (178)      --               (85)     --           --
                                             -------        ----        -------       ----         ----
   Total expenses........................    $  (184)      -$-          $   (87)     -$-          -$-
                                             -------        ----        -------       ----         ----
       Net investment income (loss)......    $  (184)      -$-          $   (87)     -$-          -$-
                                             -------        ----        -------       ----         ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 1,171       -$-          $   997      -$-          -$-
     Cost of investments sold............     (1,000)      --            (1,000)     --           --
                                             -------        ----        -------       ----         ----
       Net realized gains (losses).......    $   171       -$-          $    (3)     -$-          -$-
                                             -------        ----        -------       ----         ----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $   773        $533        $    (9)      $220         $(28)
     Beginning of year...................     --           --            --          --           --
                                             -------        ----        -------       ----         ----
       Change in unrealized appreciation
         (depreciation)..................    $   773        $533        $    (9)      $220         $(28)
                                             -------        ----        -------       ----         ----
     Realized and unrealized gains
       (losses)..........................    $   944        $533        $   (12)      $220         $(28)
                                             -------        ----        -------       ----         ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $   760        $533        $   (99)      $220         $(28)
                                             =======        ====        =======       ====         ====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               OP2          OP3          OP4         SCA1         SCA2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  28        $--          $--          $  17        $  22
                                              -----        -----        -----        -----        -----
 EXPENSES:
   Mortality and expense risk charges....     $--          $--          $--          $--          $--
   Cost of insurance.....................     --           --           --           --           --
                                              -----        -----        -----        -----        -----
   Total expenses........................     $--          $--          $--          $--          $--
                                              -----        -----        -----        -----        -----
       Net investment income (loss)......     $  28        $--          $--          $  17        $  22
                                              -----        -----        -----        -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $--          $--          $--          $--          $--
     Cost of investments sold............     --           --           --           --           --
                                              -----        -----        -----        -----        -----
       Net realized gains (losses).......     $--          $--          $--          $--          $--
                                              -----        -----        -----        -----        -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ 178        $ (34)       $   5        $--          $ (24)
     Beginning of year...................     --           --           --           --           --
                                              -----        -----        -----        -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $ 178        $ (34)       $   5        $--          $ (24)
                                              -----        -----        -----        -----        -----
     Realized and unrealized gains
       (losses)..........................     $ 178        $ (34)       $   5        $--          $ (24)
                                              -----        -----        -----        -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 206        $ (34)       $   5        $  17        $  (2)
                                              =====        =====        =====        =====        =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              SCA3         SCA4         SCA5         SCA6
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  51        $--          $  38        $   2
                                              -----        -----        -----        -----
 EXPENSES:
   Mortality and expense risk charges....     $--          $--          $--          $--
   Cost of insurance.....................     --           --           --           --
                                              -----        -----        -----        -----
   Total expenses........................     $--          $--          $--          $--
                                              -----        -----        -----        -----
       Net investment income (loss)......     $  51        $--          $  38        $   2
                                              -----        -----        -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $--          $--          $--          $--
     Cost of investments sold............     --           --           --           --
                                              -----        -----        -----        -----
       Net realized gains (losses).......     $--          $--          $--          $--
                                              -----        -----        -----        -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ (79)       $ 264        $ 257        $ 120
     Beginning of year...................     --           --           --           --
                                              -----        -----        -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $ (79)       $ 264        $ 257        $ 120
                                              -----        -----        -----        -----
     Realized and unrealized gains
       (losses)..........................     $ (79)       $ 264        $ 257        $ 120
                                              -----        -----        -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ (28)       $ 264        $ 295        $ 122
                                              =====        =====        =====        =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                             AIM1          AIM2          AIM3          AIM4           AL1           AL2
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $   28        $   42        $   10        $   48        $--           $--
  Net realized gains (losses)...........     --            --            --            --            --            --
  Net unrealized gains (losses).........       302           168           172           438           179           340
                                            ------        ------        ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  330        $  210        $  182        $  486        $  179        $  340
                                            ------        ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................     --              375         --              749         --            --
    Withdrawals, surrenders and account
     fees...............................     --            --            --            --            --            --
                                            ------        ------        ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,375        $1,000        $1,749        $1,000        $1,000
                                            ------        ------        ------        ------        ------        ------
    Increase (Decrease) in net assets...    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
NET ASSETS:
  Beginning of period...................     --            --            --            --            --            --
                                            ------        ------        ------        ------        ------        ------
  End of period.........................    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
                                            ======        ======        ======        ======        ======        ======

                                              AL3           GS1           GS2           GS3           GS4
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $--           $    1        $    3        $   16        $   11
  Net realized gains (losses)...........     --            --            --            --            --
  Net unrealized gains (losses).........       340           190           141            88           (12)
                                            ------        ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  340        $  191        $  144        $  104        $   (1)
                                            ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................     --            --            --              561         --
    Withdrawals, surrenders and account
     fees...............................     --            --            --            --            --
                                            ------        ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,000        $1,000        $1,561        $1,000
                                            ------        ------        ------        ------        ------
    Increase (Decrease) in net assets...    $1,340        $1,191        $1,144        $1,665        $  999
NET ASSETS:
  Beginning of period...................     --            --            --            --            --
                                            ------        ------        ------        ------        ------
  End of period.........................    $1,340        $1,191        $1,144        $1,665        $  999
                                            ======        ======        ======        ======        ======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              GS5           CAS           CGS           EGS           GGS           HYS
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $    91       $--           $--           $  (187)      $--           $--
  Net realized gains (losses)...........     --            --            --               365        --            --
  Net unrealized gains (losses).........        135          266            33          1,911        --               23
                                            -------       ------        ------        -------       ------        ------
      Increase (Decrease) in net assets
        from operations:................    $   226       $  266        $   33        $ 2,089       $--           $   23
                                            -------       ------        ------        -------       ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $ 1,000       $1,000        $1,000        $ 1,000       $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................     --            --            --             9,901          561           187
    Withdrawals, surrenders and account
     fees...............................     --            --            --            (1,314)       --            --
                                            -------       ------        ------        -------       ------        ------
      Net contract owner activity.......    $ 1,000       $1,000        $1,000        $ 9,587       $1,561        $1,187
                                            -------       ------        ------        -------       ------        ------
    Increase (Decrease) in net assets...    $ 1,226       $1,266        $1,033        $11,676       $1,561        $1,210
NET ASSETS:
  Beginning of period...................     --            --            --            --            --            --
                                            -------       ------        ------        -------       ------        ------
  End of period.........................     $1,226       $1,266        $1,033        $11,676       $1,561        $1,210
                                            =======       ======        ======        =======       ======        ======

                                              MIS           NWD           TRS           UTS           OP1
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $  (184)      $--           $  (87)       $--           $--
  Net realized gains (losses)...........        171        --               (3)        --            --
  Net unrealized gains (losses).........        773          533            (9)           220          (28)
                                            -------       ------        ------        -------       ------
      Increase (Decrease) in net assets
        from operations:................    $   760       $  533        $  (99)       $   220       $  (28)
                                            -------       ------        ------        -------       ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $ 1,000       $1,000        $1,000        $ 1,000       $1,000
    Net transfers between sub-accounts
     and fixed accounts.................      9,901        --            4,951         --            --
    Withdrawals, surrenders and account
     fees...............................     (1,145)       --             (985)        --            --
                                            -------       ------        ------        -------       ------
      Net contract owner activity.......    $ 9,756       $1,000        $4,966        $ 1,000       $1,000
                                            -------       ------        ------        -------       ------
    Increase (Decrease) in net assets...    $10,516       $1,533        $4,867        $ 1,220       $  972
NET ASSETS:
  Beginning of period...................     --            --            --            --            --
                                            -------       ------        ------        -------       ------
  End of period.........................    $10,516       $1,533        $4,867         $1,220       $  972
                                            =======       ======        ======        =======       ======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                                           OP2           OP3           OP4          SCA1          SCA2
                                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                       -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss).......................    $   28        $--           $--           $   17        $   22
  Net realized gains (losses)........................     --            --            --            --            --
  Net unrealized gains (losses)......................       178           (34)            5         --              (24)
                                                         ------        ------        ------        ------        ------
      Increase (Decrease) in net assets from
        operations:..................................    $  206        $  (34)       $    5        $   17        $   (2)
                                                         ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......................    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts and fixed
     accounts........................................     --            --            --            --              749
    Withdrawals, surrenders and account fees.........     --            --            --            --            --
                                                         ------        ------        ------        ------        ------
      Net contract owner activity....................    $1,000        $1,000        $1,000        $1,000        $1,749
                                                         ------        ------        ------        ------        ------
    Increase (Decrease) in net assets................    $1,206        $  966        $1,005        $1,017        $1,747
NET ASSETS:
  Beginning of period................................     --            --            --            --            --
                                                         ------        ------        ------        ------        ------
  End of period......................................    $1,206        $  966        $1,005        $1,017        $1,747
                                                         ======        ======        ======        ======        ======

                                                          SCA3          SCA4          SCA5          SCA6
                                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                       -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss).......................    $   51        $--           $   38        $    2
  Net realized gains (losses)........................     --            --            --            --
  Net unrealized gains (losses)......................       (79)          264           257           120
                                                         ------        ------        ------        ------
      Increase (Decrease) in net assets from
        operations:..................................    $  (28)       $  264        $  295        $  122
                                                         ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......................    $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts and fixed
     accounts........................................     --            --              562         --
    Withdrawals, surrenders and account fees.........     --            --            --            --
                                                         ------        ------        ------        ------
      Net contract owner activity....................    $1,000        $1,000        $1,562        $1,000
                                                         ------        ------        ------        ------
    Increase (Decrease) in net assets................    $  972        $1,264        $1,857        $1,122
NET ASSETS:
  Beginning of period................................     --            --            --            --
                                                         ------        ------        ------        ------
  End of period......................................    $  972        $1,264        $1,857        $1,122
                                                         ======        ======        ======        ======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulated Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

The Sponsor deducts a sales charge from purchase payments. The current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(3) CONTRACT CHARGES -- continued

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of 0.90%. The current effective annual rate in effect at December 31, 1999 is equivalent to 0.80% for Policy Years 1 through 10 and 0.50% thereafter.

Each month, a monthly administration charge ("Account Fee") of $8 is deducted from each contract's account value to cover administrative expenses relating to the contract.

Within the first 10 Policy Years or the 10 Policy Years following an increase in the specified face amount of the policy, a surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The base surrender charge will be an amount based on certain factors, including the specified face amount of the policy, the insured's age, sex and rating class. The charge will be 100% of the base surrender charge in the first 5 Policy Years, or the first 5 Policy Years after an increase in the specified face amount, scaling down to zero after 10 Policy Years.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge will be based on the Sponsor's expectation of future mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS
During the year, the Sponsor deposited $1,000 of initial "seed" money into each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units.

Transactions in participant units during the period from August 25, 1999 (commencement of operations) through December 31, 1999 were as follows:

                                                                     Units transferred between   Units withdrawn       Units
                                    Units Outstanding      Units           Sub-Accounts                and          Outstanding
                                   Beginning of Period   Purchased       and Fixed Account         Surrendered     End of Period
                                   -------------------   ---------   -------------------------   ---------------   --------------
AIM1.............................          --               --                  --                     --                --
AIM2.............................          --               --                   32                    --                32
AIM3.............................          --               --                  --                     --                --
AIM4.............................          --               --                   53                    --                53
AL1..............................          --               --                  --                     --                --
AL2..............................          --               --                  --                     --                --
AL3..............................          --               --                  --                     --                --
GS1..............................          --               --                  --                     --                --
GS2..............................          --               --                  --                     --                --
GS3..............................          --               --                   52                    --                52
GS4..............................          --               --                  --                     --                --
GS5..............................          --               --                  --                     --                --
CAS..............................          --               --                  --                     --                --
CGS..............................          --               --                  --                     --                --
EGS..............................          --               --                  742                    --               742
GGS..............................          --               --                   56                    --                56
HYS..............................          --               --                   18                    --                18
MIS..............................          --               --                  851                    --               851
NWD..............................          --               --                  --                     --                --
TRS..............................          --               --                  495                    --               495
UTS..............................          --               --                  --                     --                --
OP1..............................          --               --                  --                     --                --
OP2..............................          --               --                  --                     --                --
OP3..............................          --               --                  --                     --                --
OP4..............................          --               --                  --                     --                --
SCA1.............................          --               --                  --                     --                --
SCA2.............................          --               --                   75                    --                75
SCA3.............................          --               --                  --                     --                --
SCA4.............................          --               --                  --                     --                --
SCA5.............................          --               --                   46                    --                46
SCA6.............................          --               --                  --                     --                --

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

    We have audited the accompanying statement of condition of V.I. Capital Appreciation Sub-Account, V.I. Growth Sub-Account, V.I. Growth and Income Sub-Account, V.I. International Equity Sub-Account, Growth Sub-Account, Income and Growth Sub-Account, Small Capitalization Sub-Account, CORE Large Cap Growth Sub-Account, CORE Small Cap Equity Sub-Account, CORE US Equity Sub-Account, Growth and Income Sub-Account, International Equity Sub-Account, Capital Appreciation Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Massachusetts Investors Growth Stock Sub-Account, New Discovery Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Equity Sub-Account, Mid Cap Sub-Account, Small Cap Sub-Account, Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, and Sun Capital Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 1999, and the related statements of operations and changes in net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, MA
February 10, 2000

FUTURITY VARIABLE UNIVERSAL LIFE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Sr. Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
GREGORY W. GEE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY SCOON, Vice President, Finance and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

Variable Life Service Unit, SC 1275
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-770-6554

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche
200 Berkeley Street
Boston, MA 02116-0522

                                                                     CO2-2/99 6M

                                  FUTURITY-SM-
                               VARIABLE UNIVERSAL
                                 LIFE INSURANCE
                                                     ---------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1999

                                     [LOGO]

                                   ISSUED BY
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                          A WHOLLY-OWNED SUBSIDIARY OF
                    SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.